Non-Cash Transactions (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IFRS Noncash Investing and Financing Items [Abstract]
Shares issued for exploration and evaluation assets	$ 4,620,000	$ 3,411,000
Shares issued for compensation	500,000
Shares issued for convertible loan		4,353,088
Exploration and evaluation expenditures included in accounts payable	305,994	152,564
Commercial plant expenditures included in accounts payable	1,775,149
Pilot plant expenditures included in accounts payable	$ 67,919	$ 225,265